Income Taxes - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Successor
Noncurrent Deferred Income Tax Assets
Alternative minimum tax credit carryforwards	$ 0
Net operating loss (NOL) carryforwards	8
Property, plant and equipment	943
Intangible assets	29
Debt extinguishment gains	52
Employee benefit obligations	84
Other	6
Total deferred tax assets	1,122
Noncurrent Deferred Income Tax Liabilities
Net Deferred Income Tax (Asset)	(1,122)
Net Deferred Income Tax Liability	$ 3
Predecessor
Noncurrent Deferred Income Tax Assets
Alternative minimum tax credit carryforwards		$ 22
Net operating loss (NOL) carryforwards		440
Unfavorable purchase and sales contracts		193
Commodity contracts and interest rate swaps		125
Debt extinguishment gains		1,109
Employee benefit obligations		51
Other		55
Total deferred tax assets		1,995
Noncurrent Deferred Income Tax Liabilities
Property, plant and equipment		1,541
Identifiable intangible assets		320
Accrued interest		138
Total deferred tax liabilities		1,999
Valuation allowance		209
Net Deferred Income Tax Liability		$ 213